PRIVATE PLACEMENT (Details) - USD ($)	Jun. 24, 2019	Dec. 31, 2020
Private Placement Warrants [Abstract]
Warrants exercise price (in dollars per share)		$ 11.50
Private Placement Warrants [Member]
Private Placement Warrants [Abstract]
Warrants issued (in shares)	6,954,500
Share price (in dollars per share)	$ 1.00
Gross proceeds from issuance of warrants	$ 6,954,500
Class A Common Stock [Member] | Private Placement Warrants [Member]
Private Placement Warrants [Abstract]
Number of securities called by each warrant (in shares)	1
Warrants exercise price (in dollars per share)	$ 11.50